Note 5 - Acquisitions - Business Acquisitions, Pro Forma Revenue and Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Actual, revenues	$ 37,790
Actual, net earnings	3,382
Supplemental pro forma (unaudited), revenues	2,840,173	$ 2,805,492
Supplemental pro forma (unaudited), net earnings	$ 116,708	$ (194,179)